Commitments and contingencies - Capital commitments (Details) ¥ in Thousands	Mar. 31, 2024 CNY (¥)
Capital commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
Commitments related to leasehold improvements and installation of equipment for hotel operations	¥ 7,560